STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 6: STOCKHOLDERS’ EQUITY

As of September 30, 2013 and December 31, 2012, the Company had 44,496,699 and 35,192,045 shares of common stock issued and outstanding, respectively.

On February 6, 2013, the Secured Promissory Note to CMGO Investors LLC was repaid in full. Payment consisted of cash payments of $200,000 of which $16,339 was interest and $183,661 was principal. The balance of the principal of $241,359 was repaid with the issuance of 1,998,402 common shares of the Company, which was 5.678562% of the outstanding shares on February 6, 2013.

In connection with the Merger that occurred March 22, 2013, the former holders of the AEAC Debentures received an aggregate of 5,871,752 shares of the Company’s common stock pursuant to their conversion of all of the AE Debentures issued to replace the AEAC Debentures totaling $1,400,200 of principal and $67,732 of interest. These shares were issued for the conversion of total principal and accrued interest on the former AE Debentures.

On April 5, 2013, the Company issued 200,000 shares of the Company’s common stock for services valued at $50,000.

In the quarter ended June 30, 2013, pursuant to a private placement (the “Private Placement”), the Company sold 1,092,000 units to a group of accredited investors, with each unit consisting of one share of the Company’s common stock and and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.50 per share. The purchase price of each unit was $0.50. As of June 30, 2013, 1,092,000 shares of the Company’s common stock and warrants to purchase up to a total of 1,092,000 shares of the Company’s common stock were to be issued in connection with the Private Placement. The Company received net cash of $426,346 and $50,000 of accounts payable were forgiven from the sale of units.

On September 10, 2013, the Company issued 142,500 common shares for the exercise of options and received proceeds of $37,188.

NOTE 10: STOCKHOLDERS’ EQUITY

The total number of authorized shares of common stock that may be issued by the Company was 4,000,000 with a par value of $0.00001 per share. On August 17, 2012, the Company increased the total number of authorized shares of common stock to 100,000,000 shares, with a par value of $0.00001.

On August 30, 2011, the Company and one of its officers entered into a modified promissory note agreement. See details in Note 7. The transaction resulted in a related party gain on troubled debt restructuring of $121,934 recorded to Paid in Capital.

On August 17, 2012, in connection with the separation of the Company from CMG, the Company effectuated a forward split of its outstanding shares of common stock.  As a result, each outstanding share of common stock was forward split into 11.78299032 shares of the Company’s common stock, resulting in a total number of shares issued of 30,005,184.

On December 5, 2012, the Company received a Notice to Convert from its president, Mr. Nathaniel Bradley, in which Mr. Bradley requested that 100% of his debt be converted into the Company’s common stock at a price of $0.25 per share.  As a result, the debt in the amount of $1,296,715, which includes accrued interest in the amount of $875, was converted into 5,186,860 shares of the Company’s common stock on December 20, 2012, and the related Promissory Note was deemed paid in full. Accrued interest in the amount of $84,581 was considered forgiven due to this conversion.

On April 30, 2012, LVS agreed to sell its 50% membership interest in Empire to the Company for consideration of $10 and the sum of previous LVS capital contributions paid in cash to Empire. The non-controlling interest was then eliminated and Empire is now treated as a 100% owned consolidated subsidiary.